DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
September 30, 2020

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
24.50% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	**	5.000%	09/01/2039	A1	$600,000	$710,313
Auburn AL Waterworks Board Water Revenue		5.000	09/01/2036	Aa2	250,000	305,283
Birmingham AL Waterworks		5.000	01/01/2026	Aa2	80,000	80,982
Birmingham AL Waterworks	**	5.000	01/01/2038	Aa2	550,000	609,307
Birmingham AL Waterworks		5.000	01/01/2040	Aa2	150,000	179,910
Decatur City AL Board of Education Special Tax		5.000	02/01/2040	Aa2	225,000	270,846
Jasper AL Warrants		5.000	03/01/2031	A2	250,000	290,688
Jasper AL Warrants		5.000	03/01/2032	A2	450,000	523,238
Limestone County AL Water & Sewer Authority		5.000	12/01/2033	AA-*	300,000	346,443
Limestone County AL Water & Sewer Authority		5.000	12/01/2034	AA-*	250,000	287,808
Madison AL Warrants		5.000	04/01/2035	Aa2	350,000	424,043
Morgan County AL Board of Education Capital Outlay Warrants		5.000	03/01/2035	NR	155,000	168,598
Morgan County AL Board of Education Capital Outlay Warrants		5.000	03/01/2035	NR	245,000	266,494
Opelika AL Warrants		5.000	11/01/2031	Aa2	150,000	157,910
Trussville AL Warrants		5.000	10/01/2039	NR	445,000	508,052
Trussville AL Warrants		5.000	10/01/2039	Aa2	775,000	886,065
Tuscaloosa AL Warrants		5.000	01/01/2032	Aa1	350,000	404,194
Tuscaloosa AL Warrants		5.000	07/01/2034	Aa1	300,000	353,562

						6,773,736
SCHOOL IMPROVEMENT BONDS
23.54% of Net Assets
Bibb County AL Board of Education Special Tax		4.000	04/01/2032	AA*	380,000	447,636
Cherokee County AL Board of Education Tax Warrants		4.000	12/01/2034	A1	310,000	358,279
Elmore County AL Board of Education		4.000	08/01/2036	Aa3	225,000	268,101
Elmore County AL Board of Education		4.000	08/01/2038	Aa3	250,000	295,638
Etowah County AL Board of Education Capital Outlay Tax		5.000	09/01/2037	A+*	200,000	214,772
Jefferson County AL Board of Education Public School Warrants		4.000	02/01/2042	A1	325,000	362,092
Jefferson County AL Public Schools		4.000	02/01/2038	A1	165,000	185,968
Limestone County AL Board of Education		5.000	07/01/2033	AA*	255,000	293,492
Madison AL Board of Education Special Tax School Warrants		4.000	02/01/2040	Aa3	400,000	479,532
Madison AL Board of Education Special Tax School Warrants		4.000	02/01/2041	Aa3	370,000	440,544
Madison County AL Board of Education Capital Outlay	**	5.000	09/01/2031	Aa3	660,000	785,855
Marshall County AL Board of Education Special Tax School Warrants		4.000	03/01/2033	A2	250,000	280,198
Morgan County AL Board of Education Capital Outlay Warrants		5.000	03/01/2035	AA-*	405,000	434,857
Oxford AL Board of Education School Tax Warrants		4.000	05/01/2045	Aa3	350,000	406,805
Shelby County AL Board of Education Capital Outlay Warrants	**	5.000	02/01/2031	Aa2	615,000	623,813
Troy AL Public Educational Building Authority		5.250	12/01/2036	A2	30,000	30,212
Tuscaloosa County AL Board of Education Special Tax School Warrants		5.000	02/01/2036	Aa3	250,000	300,183
Tuscaloosa County AL Board of Education Special Tax School Warrants		5.000	02/01/2037	Aa3	250000	299,185

						6,507,162
MUNICIPAL UTILITY REVENUE BONDS
13.92% of Net Assets
Athens AL Water & Sewer		4.000	05/01/2039	A1	200,000	235,687
Athens AL Water & Sewer		4.000	05/01/2040	A1	100,000	117,557
Berry AL Water & Sewer Revenue		4.000	09/01/2039	AA*	250,000	270,225
Birmingham AL Waterworks		4.000	01/01/2037	Aa2	250,000	284,923
Birmingham AL Waterworks		4.000	01/01/2038	Aa2	205,000	232,983
Birmingham AL Waterworks		4.000	01/01/2041	Aa2	225,000	254,003
Coosa Valley Water Supply		4.000	10/01/2036	AA-*	150,000	178,274
Gadsden AL Waterworks & Sewer Board		4.000	06/01/2034	A1	120,000	136,986
Jasper AL Waterworks & Sewer Board Utility Revenue		5.000	06/01/2030	A+*	455,000	456,227
Limestone County AL Water & Sewer Authority		4.750	12/01/2033	AA*	290,000	345,335
Limestone County AL Water & Sewer Authority		4.750	12/01/2035	AA*	400,000	454,080
Opelika AL Utilities Board		4.000	06/01/2039	Aa3	250,000	282,235
Prattville AL Sewer Warrants		4.000	11/01/2042	AA-*	375,000	422,205
Scottsboro AL Waterworks Sewer & Gas		4.000	08/01/2040	AA*	150,000	176,079

						3,846,799
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.33% of Net Assets
AL Community College System Gadsden State Community College		5.000	06/01/2038	A1	325,000	391,498
Auburn University AL General Fee Revenue		4.000	06/01/2036	Aa2	380,000	427,917
Troy University AL Facilities Revenue		5.000	11/01/2028	A1	250,000	292,753
Troy University AL Facilities Revenue		4.000	11/01/2032	A1	300,000	347,178
Troy University AL Facilities Revenue		5.000	11/01/2037	A1	200,000	241,510
University of AL Birmingham		5.000	10/01/2037	Aa2	225,000	251,629
University of AL General Fee Revenue University of AL Huntsville		5.000	09/01/2037	Aa3	250,000	306,105
University of AL Huntsville		5.000	09/01/2038	Aa3	500,000	617,595
University of AL Huntsville General Fee Revenue		5.000	09/01/2038	Aa3	435,000	531,270

						3,407,455

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
September 30, 2020

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
12.15% of Net Assets
Anniston AL Public Building Authority		5.000	03/01/2032	A2	400,000	407,442
Anniston AL Public Building Authority DHR Project		5.250	05/01/2030	AA-*	50,000	50,183
Anniston AL Public Building Authority DHR Project		5.500	05/01/2033	AA-*	200,000	200,756
Bessemer AL Public Educational Building Authority Revenue		5.000	07/01/2030	AA*	140,000	140,494
Birmingham Jefferson AL Civic Center Authority Revenue		5.000	05/01/2037	Aa3	400,000	472,948
Birmingham Jefferson AL Civic Center Authority Revenue		5.000	05/01/2038	Aa3	250,000	294,643
Boaz AL Warrants		4.000	02/01/2037	AA*	250,000	286,155
Bullock County AL Public Building Authority		4.000	10/01/2038	AA-*	500,000	560,510
Lowndes County AL Warrants		5.250	02/01/2037	A2	250,000	253,108
Montgomery County AL Public Building Authority		5.000	03/01/2036	Aa2	350,000	431,155
Phenix City AL Public Building Authority		4.000	10/01/2035	AA-*	100,000	118,941
Phenix City AL Public Building Authority		4.000	10/01/2037	AA-*	120,000	141,414

						3,357,749
REFUNDING BONDS
5.71% of Net Assets
Enterprise AL Warrants		4.500	11/01/2032	Aa3	115,000	123,661
Montgomery AL Warrants		5.000	06/15/2035	A1	500,000	615,675
Northport AL Warrants	**	5.000	08/01/2040	AA-*	735,000	838,804

						1,578,140
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.29% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital		5.000	11/01/2035	AA-@	550,000	632,566

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.23% of Net Assets
AL Federal Aid Highway Finance Authority		4.000	06/01/2037	Aa1	250,000	290,038
AL State Highway Finance Corporation		5.000	08/01/2040	Aa2	250,000	325,747

						615,785
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.17% of Net Assets
Birmingham AL Warrants		4.000	12/01/2035	Aa3	250,000	290,788
Birmingham AL Warrants		5.000	12/01/2037	Aa3	250,000	309,488

						600,276

Total Investments 98.84% of Net Assets						$27,319,668

(cost $25,426,344) (See (a) below for further explanation)

Other assets in excess of liabilities 1.16%						319,544

Net Assets 100%						$27,639,212

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Services
NR	Not Rated
**	Security is segregated

(a) Cost for federal income tax purposes is $25,426,344 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,908,171
Unrealized depreciation	(14,847)

Net unrealized appreciation	$1,893,324

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.
Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
September 30, 2020

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2020.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	27,319,668
Level 3	Significant Unobservable Inputs	—

$27,319,668

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
30.26% of Net Assets
KY Association of Counties	4.000%	02/01/2028	AA-*	$345,000	$414,787
KY Association of Counties	4.000	02/01/2029	AA-*	240,000	292,092
KY Association of Counties	5.000	02/01/2030	AA-*	80,000	80,269
KY Association of Counties	5.000	02/01/2032	AA-*	125,000	125,328
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	474,944
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	490,354
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	791,830
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	517,449
KY Association of Counties	5.000	02/01/2035	AA-*	80,000	80,218
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	851,096
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,601,802
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,134,350
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,133,766
KY State Property & Building #76	5.500	08/01/2021	A1	1,400,000	1,457,960
KY State Property & Building #105	4.750	04/01/2031	A2	2,110,000	2,280,530
KY State Property & Building #105	4.750	04/01/2032	A2	2,205,000	2,380,959
KY State Property & Building #105	4.750	04/01/2033	A2	2,310,000	2,490,781
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,261,948
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,586,324
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,934,306
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,463,308
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,931,114
KY State Property & Building #106	5.000	10/01/2033	A1	4,870,000	5,305,622
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,141,378
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	3,142,537
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,803,150
KY State Property & Building #108	5.000	08/01/2031	A1	8,290,000	9,701,870
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	10,196,714
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	6,016,074
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,640,194
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,943,316
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,747,659
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,141,570
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	2,187,014
KY State Property & Building #110	5.000	08/01/2035	A1	3,680,000	4,193,691
KY State Property & Building #112	5.000	11/01/2028	A1	2,765,000	3,376,231
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	9,614,792
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	9,147,046
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	5,448,373
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	16,603,972
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	17,044,582
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,880,400
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	6,128,733
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	4,441,245
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	4,264,722
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,977,709
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	6,049,940
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	6,282,736
KY State Property & Building #119	5.000	05/01/2030	A1	3,685,000	4,597,517
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	898,087
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	12,078,200
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	12,031,500
KY State Property & Building #119	5.000	05/01/2037	A1	500,000	599,635
KY State Property & Building #122	5.000	11/01/2031	A1	790,000	993,638
KY State Property & Building #122	5.000	11/01/2033	A1	1,000,000	1,244,040
KY State Property & Building #122	4.000	11/01/2035	A1	1,000,000	1,143,810
KY State Property & Building #122	4.000	11/01/2037	A1	1,250,000	1,415,825
KY State Property & Building #122	4.000	11/01/2037	A1	675,000	771,532
KY State Property & Building #122	4.000	11/01/2038	A1	5,345,000	6,032,955
KY State Property & Building #122	4.000	11/01/2039	A1	9,655,000	10,867,282
KY State Property & Building #124	5.000	11/01/2037	A1	7,530,000	9,647,361
KY State Property & Building #124	5.000	11/01/2038	A1	7,915,000	10,123,915
KY State Property & Building #124	5.000	11/01/2039	A1	8,325,000	10,639,517
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	982,352
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	412,982
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	2,017,029
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	3,720,000	3,942,382

					298,636,344
SCHOOL IMPROVEMENT BONDS
15.17% of Net Assets
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	2,127,157
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,482,461
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,575,215
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,667,336

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Bullitt County KY School District Finance Corporation	4.000%	10/01/2035	A1	$1,820,000	$2,057,929
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,366,125
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,445,261
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,593,061
Fayette County KY School District Finance Corporation	5.000	10/01/2028	Aa3	1,375,000	1,546,875
Fayette County KY School District Finance Corporation	5.000	10/01/2029	Aa3	3,660,000	4,103,592
Fayette County KY School District Finance Corporation	5.000	06/01/2031	Aa3	3,705,000	3,806,110
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,968,221
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	12,475,988
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	4,062,284
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,881,864
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	10,253,600
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	730,409
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,142,534
Jefferson County KY School District Finance Corporation	4.000	05/01/2030	Aa3	2,000,000	2,207,100
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,210,043
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,800,500
Jefferson County KY School District Finance Corporation	4.000	06/01/2032	Aa3	4,120,000	4,684,934
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,836,951
Jefferson County KY School District Finance Corporation	4.000	06/01/2033	Aa3	4,310,000	4,885,945
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,352,414
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	6,119,703
Jefferson County KY School District Finance Corporation	4.000	06/01/2034	Aa3	3,500,000	3,949,435
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,412,187
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,417,111
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,386,902
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,433,762
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,479,335
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,491,742
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,522,488
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,675,088
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	1,122,163
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,759,181
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,664,967
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	6,125,011
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,612,469
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,514,934
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,681,380
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,702,892
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	7,000,842
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,358,740

					149,694,241
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.36% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	3,298,589
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	A3	1,345,000	1,604,168
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	A3	1,605,000	1,908,056
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3	2,165,000	2,565,417
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	3,331,068
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	A3	1,340,000	1,566,326
KY State Property & Building #114	5.000	10/01/2032	Aa3	2,795,000	3,358,109
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,515,534
KY State Property & Building #114	5.000	10/01/2034	Aa3	3,090,000	3,687,081
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,304,922
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	5,105,790
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	3,312,319
Murray State University	5.000	03/01/2032	A1	2,220,000	2,587,232
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	1,042,327
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	1,196,888
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	4,277,996
University of Kentucky Certificiate of Participation	4.000	05/01/2039	Aa3	4,660,000	5,383,931
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,510,426
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	6,390,000	7,258,209
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	18,104,694
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,158,203
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,394,286
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	12,034,722
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,314,546
University of Louisville General Receipts	5.000	09/01/2030	Baa1	440,000	457,807
University of Louisville General Receipts	5.000	09/01/2031	Baa1	2,580,000	2,685,135
Western KY University	4.000	09/01/2034	A1	575,000	644,351
Western KY University	4.000	09/01/2035	A1	595,000	665,698
Western KY University	4.000	09/01/2036	A1	620,000	690,358

					121,964,188

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2020

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
11.55% of Net Assets
Campbell & Kenton County Sanitation District #1		4.000%	08/01/2032	Aa2	$6,100,000	$7,063,556
Frankfort KY Electric & Water		4.750	12/01/2034	AA*	695,000	790,479
Frankfort KY Electric & Water		4.750	12/01/2035	AA*	725,000	822,078
Frankfort KY Electric & Water		4.750	12/01/2036	AA*	760,000	860,115
Frankfort KY Electric & Water		4.750	12/01/2037	AA*	800,000	906,768
Frankfort KY Electric & Water		4.750	12/01/2038	AA*	835,000	944,995
KY Bond Development Corporation		5.000	09/01/2030	A2	2,515,000	3,319,171
KY Bond Development Corporation		5.000	09/01/2031	A2	2,645,000	3,463,469
KY Bond Development Corportatin		5.000	09/01/2032	A2	2,780,000	3,606,216
KY Rural Water Financing Corporation		4.500	02/01/2023	A+*	1,085,000	1,187,001
KY Rural Water Financing Corporation		4.500	02/01/2024	A+*	880,000	962,078
KY Rural Water Financing Corporation		5.125	02/01/2035	A+*	525,000	526,418
KY State Association of Counties Finance Corporation		4.000	02/01/2031	AA-*	405,000	476,928
KY State Association of Counties Finance Corporation		4.000	02/01/2033	AA-*	415,000	482,118
Louisville & Jefferson County Metropolitan Sewer		4.000	05/15/2030	Aa3	3,120,000	3,674,736
Louisville & Jefferson County Metropolitan Sewer		5.000	05/15/2031	Aa3	2,465,000	2,733,389
Louisville & Jefferson County Metropolitan Sewer		4.000	05/15/2033	Aa3	1,000,000	1,104,690
Louisville & Jefferson County Metropolitan Sewer	**	5.000	05/15/2034	Aa3	27,730,000	28,964,260
Louisville & Jefferson County Metropolitan Sewer		4.750	05/15/2034	Aa3	2,230,000	2,573,933
Louisville & Jefferson County Metropolitan Sewer		5.000	05/15/2034	Aa3	4,595,000	5,495,712
Louisville & Jefferson County Metropolitan Sewer		4.750	05/15/2035	Aa3	2,245,000	2,587,295
Louisville & Jefferson County Metropolitan Sewer		5.000	05/15/2035	Aa3	4,825,000	5,776,152
Louisville & Jefferson County Metropolitan Sewer		4.750	05/15/2036	Aa3	2,795,000	3,217,492
Louisville & Jefferson County Metropolitan Sewer		4.000	05/15/2037	Aa3	10,000,000	11,708,400
Northern KY Water District		5.000	02/01/2026	Aa2	1,000,000	1,062,900
Northern KY Water District		5.000	02/01/2027	Aa2	4,315,000	4,584,601
Northern KY Water District		5.000	02/01/2033	Aa2	3,580,000	3,633,628
Owensboro KY Electric Light & Power		4.000	01/01/2031	A3	245,000	280,322
Owensboro KY Electric Light & Power		4.000	01/01/2033	A3	275,000	311,490
Owensboro KY Electric Light & Power		4.000	01/01/2034	A3	305,000	343,354
Owensboro KY Electric Light & Power		4.000	01/01/2035	A3	200,000	223,896
Owensboro KY Electric Light & Power		4.000	01/01/2036	A3	325,000	362,209
Owensboro KY Electric Light & Power		4.000	01/01/2037	A3	410,000	455,412
Owensboro KY Water Revenue		4.000	09/15/2034	A1	2,075,000	2,384,009
Owensboro KY Water Revenue		4.000	09/15/2035	A1	2,155,000	2,468,316
Owensboro KY Water Revenue		4.000	09/15/2037	A1	1,950,000	2,218,437
Owensboro KY Water Revenue		4.000	09/15/2039	A1	2,125,000	2,405,691

						113,981,714
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
7.32% of Net Assets
KY Asset Liability Commission Federal Highway		5.000	09/01/2021	A2	1,570,000	1,575,369
KY Asset Liability Commission Federal Highway		5.000	09/01/2022	A2	3,500,000	3,512,180
KY Asset Liability Commission Federal Highway		5.250	09/01/2025	A2	3,400,000	3,807,388
KY Asset Liability Commission Federal Highway		5.000	09/01/2027	A2	9,760,000	11,470,342
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2029	Aa3	5,165,000	5,303,267
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2029	Aa3	7,235,000	7,682,991
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2029	Aa3	4,000,000	4,763,920
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2030	Aa3	1,845,000	1,892,841
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2030	Aa3	1,465,000	1,553,603
KY State Turnpike Economic Development Road Revenue	**	5.000	07/01/2031	Aa3	9,350,000	9,903,801
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2032	Aa3	1,315,000	1,511,001
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2032	Aa3	1,765,000	2,127,549
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2032	Aa3	8,755,000	9,265,679
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2033	Aa3	5,000,000	5,463,000
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2034	Aa3	1,120,000	1,310,994
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2036	Aa3	400,000	472,388
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2037	Aa3	500,000	589,450

						72,205,763
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.96% of Net Assets
KY Development Corporation Hospital Facilities - St. Elizabeth		4.000	05/01/2032	AA*	1,810,000	2,038,132
KY Development Corporation Hospital Facilities - St. Elizabeth		4.000	05/01/2035	AA*	1,390,000	1,551,810
KY Development Corporation Hospital Facilities - St. Elizabeth		4.000	05/01/2036	AA*	1,200,000	1,346,472
KY Development Corporation Hospital Facilities - St. Elizabeth		5.000	05/01/2039	AA*	7,185,000	8,397,397
Lexington Fayette Urban County Government		5.250	06/01/2032	A1	1,500,000	1,536,735
Lexington Fayette Urban County Government Healthcare		5.250	06/01/2028	A1	1,000,000	1,026,090
Lexington-Fayette Urban County Government Public Facilities		5.000	06/01/2033	A1	5,260,000	5,374,931
Louisville & Jefferson County Norton Healthcare		5.500	10/01/2033	A*	2,000,000	2,228,420
Louisville & Jefferson County Norton Healthcare		5.000	10/01/2033	A*	6,810,000	8,027,696
Louisville & Jefferson County Norton Healthcare		4.000	10/01/2035	A*	3,850,000	4,258,254
Louisville & Jefferson County Norton Healthcare		4.000	10/01/2036	A*	7,005,000	7,714,537

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2020

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Norton Healthcare		4.000%	10/01/2040	A*	$2,000,000	$2,262,900
Louisville & Jefferson County Norton Healthcare		4.000	10/01/2039	A*	4,500,000	5,107,140
Warren County KY Hospital		5.000	04/01/2028	A+*	6,225,000	6,800,065
Warren County KY Hospital		5.000	04/01/2035	A+*	1,025,000	1,108,066

						58,778,645
PUBLIC FACILITIES REVENUE BONDS
5.77% of Net Assets
Bracken County KY Public Property		5.000	08/01/2030	A1	1,110,000	1,154,200
KY Bond Development		5.000	09/01/2035	A2	1,275,000	1,482,800
KY Bond Development		5.000	09/01/2036	A2	2,000,000	2,302,880
KY Bond Development		5.000	09/01/2038	A2	1,125,000	1,288,496
KY State Certificate of Participation		4.000	04/15/2030	A1	1,500,000	1,771,140
KY State Certificate of Participation		4.000	04/15/2031	A1	1,350,000	1,581,404
KY State Certificate of Participation		5.000	06/15/2034	A1	1,640,000	1,889,460
KY State Certificate of Participation		5.000	04/15/2038	A1	5,000,000	6,064,700
KY State Certificate of Participation		5.000	06/15/2038	A1	7,535,000	8,607,607
Laurel County General Obligation		4.000	05/01/2031	A2	1,295,000	1,499,934
Laurel County General Obligation		4.000	05/01/2034	A2	1,440,000	1,638,792
Laurel County General Obligation		4.000	05/01/2035	A2	1,495,000	1,694,418
Laurel County General Obligation		4.000	05/01/2036	A2	1,555,000	1,758,301
Laurel County General Obligation		4.000	05/01/2037	A2	1,620,000	1,822,176
Laurel County General Obligation		4.000	05/01/2038	A2	1,680,000	1,885,246
Laurel County KY Judicial Center		5.000	03/01/2025	A1	500,000	584,595
Lexington Fayette Urban County Government - Court Facilities		4.000	10/01/2030	A1	785,000	904,069
Louisville & Jefferson County Visitors & Convention Commission		4.000	06/01/2032	Aa3	2,725,000	2,921,854
Marshall County Library		4.000	06/01/2038	Aa3	1,060,000	1,209,502
Nicholasville KY General Obligation		3.500	05/01/2030	AA*	1,480,000	1,671,897
River City, Inc. Parking Authority		4.750	06/01/2027	Aa3	750,000	829,133
River City, Inc. Parking Authority		4.750	06/01/2028	Aa3	940,000	1,036,284
River City, Inc. Parking Authority		4.750	06/01/2029	Aa3	1,160,000	1,276,870
River City, Inc. Parking Authority		4.750	06/01/2029	Aa3	980,000	1,078,735
River City, Inc. Parking Authority		4.750	06/01/2030	Aa3	1,025,000	1,126,270
River City, Inc. Parking Authority		4.750	06/01/2031	Aa3	1,270,000	1,393,711
River City, Inc. Parking Authority		5.000	06/01/2031	Aa3	1,080,000	1,193,800
River City, Inc. Parking Authority		5.000	06/01/2032	Aa3	1,130,000	1,246,232
River City, Inc. Parking Authority		5.000	06/01/2033	Aa3	1,395,000	1,536,160
Warren County KY Downtown Economic Development Authority		5.000	06/01/2038	AA-*	2,345,000	2,450,664

						56,901,330
REFUNDING BONDS
4.91% of Net Assets
KY State Property & Building #83		5.250	10/01/2020	A1	19,220,000	19,222,306
KY State Property & Building #84		5.000	08/01/2021	A1	310,000	321,675
KY State Property & Building #84		5.000	08/01/2022	A1	18,000,000	19,471,500
KY State Property & Building #102		5.000	05/01/2024	Aa3	405,000	443,483
KY State Property & Building #108		5.000	08/01/2025	A1	2,690,000	3,227,704
KY State Property & Building #121		5.000	02/01/2029	A1	4,535,000	5,766,162

						48,452,830
PREREFUNDED BONDS
3.60% of Net Assets
Bracken County KY Public Property		5.000	08/01/2029	A1	840,000	873,516
Franklin County KY Public Properties Justice Center		5.000	04/01/2029	A1	2,630,000	2,692,463
Hardin County KY School District Finance Corporation		5.000	05/01/2030	A1	450,000	462,456
Hardin County KY School District Finance Corporation		5.000	05/01/2031	A1	470,000	483,010
KY State Property & Building #100		5.000	08/01/2027	A1	610,000	634,132
KY State Property & Building #100		5.000	08/01/2030	A1	9,980,000	10,374,809
KY State Property & Building #100		5.000	08/01/2031	A1	5,100,000	5,301,756
Lexington Fayette Urban County Airport Board		5.000	07/01/2030	Aa2	1,250,000	1,355,388
Louisville & Jefferson County Catholic Health Initiatives	**	5.000	12/01/2035	NR	11,290,000	12,182,813
Owensboro KY Public Property		4.500	04/01/2034	A1	1,165,000	1,190,525

						35,550,868
AIRPORT REVENUE BONDS
1.25% of Net Assets
Kenton County Airport		5.000	01/01/2029	A1	240,000	284,539
Kenton County Airport		5.000	01/01/2034	A1	275,000	342,438
Kenton County Airport		5.000	01/01/2035	A1	300,000	372,528
Kenton County Airport		5.000	01/01/2036	A1	325,000	402,171
Kenton County Airport		5.000	01/01/2037	A1	250,000	308,073
Kenton County Airport		5.000	01/01/2038	A1	500,000	614,430
Kenton County Airport		5.000	01/01/2039	A1	500,000	612,725
Kenton County Airport		5.000	01/01/2044	A1	2,500,000	3,021,375
Lexington Fayette Urban County Airport Board		5.000	07/01/2032	Aa2	1,430,000	1,548,976
Lexington Fayette Urban County Airport Board		5.000	07/01/2033	Aa2	1,520,000	1,646,464
Lexington Fayette Urban County Airport Board		5.000	07/01/2038	Aa2	1,720,000	1,863,104
Lexington Fayette Urban County Airport Board		5.000	07/01/2028	Aa2	1,170,000	1,267,999

						12,284,822

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
.14% of Net Assets
Warren County General Obligation	4.000%	06/01/2035	Aa1	$1,175,000	$1,352,695

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.11% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Baa2	160,000	160,446
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	935,374

					1,095,820

Total Investments 98.40% of Net Assets					$970,899,260

(cost $910,849,197) (See (a) below for further explanation)

Other assets in excess of liabilities 1.60%					15,759,053

Net Assets 100%					$986,658,313

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Services
NR	Not Rated
**	Securtiy is segregated

(a) Cost for federal income tax purposes is $25,426,344 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$60,349,202
Unrealized depreciation	(299,139)

Net unrealized appreciation	$60,050,063

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.
Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2020 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2020.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	970,899,260
Level 3	Significant Unobservable Inputs	—

970,899,260

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2020

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
22.19% of Net Assets
Barren County KY School District Finance Corporation	**	5.000%	08/01/2022	A1	$1,055,000	$1,143,070
Barren County KY School District Finance Corporation		5.000	08/01/2023	A1	500,000	565,250
Bowling Green KY Independent School District Finance Corporation		5.000	08/01/2027	A1	695,000	854,871
Bullitt County KY School District Finance Corporation		5.000	09/01/2022	A1	300,000	326,238
Fayette County KY School District Finance Corporation		5.000	06/01/2023	Aa3	500,000	560,865
Fayette County KY School District Finance Corporation	**	5.000	08/01/2023	Aa3	1,000,000	1,128,980
Hardin County KY School District Finance Corporation		5.000	03/01/2023	A1	770,000	853,815
Jefferson County KY School District Finance Corporation		4.000	12/01/2023	Aa3	500,000	555,125
Jessamine County KY School District Finance Corporation		5.000	02/01/2023	A1	575,000	635,444
Laurel County KY School District Finance Corporation		4.000	06/01/2022	A1	890,000	942,795
Laurel County KY School District Finance Corporation		4.000	06/01/2024	A1	465,000	517,089
Pike County KY School District Finance Corporation		5.000	08/01/2024	A1	250,000	291,755
Pike County KY School District Finance Corporation		5.000	02/01/2025	A1	900,000	1,066,689
Pike County KY School District Finance Corporation		5.000	08/01/2025	A1	200,000	240,716
Pike County KY School District Finance Corporation		4.000	02/01/2028	A1	295,000	339,380
Warren County KY School District Finance Corporation		4.000	06/01/2022	A1	725,000	768,007

						10,790,089
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
20.09% of Net Assets
KY State Property & Building #100		5.000	08/01/2025	A1	500,000	519,650
KY State Property & Building #106		5.000	10/01/2021	A1	750,000	783,405
KY State Property & Building #106		5.000	10/01/2024	A1	750,000	845,993
KY State Property & Building #106		5.000	10/01/2025	A1	2,365,000	2,664,385
KY State Property & Building #106	**	5.000	10/01/2026	A1	1,000,000	1,118,670
KY State Property & Building #108		5.000	08/01/2023	A1	875,000	983,360
KY State Property & Building #108		5.000	08/01/2028	A1	755,000	888,620
KY State Property & Building #110		5.000	08/01/2023	A1	1,750,000	1,966,720

						9,770,803
PUBLIC FACILITIES REVENUE BONDS
17.72% of Net Assets
KY State Certificate of Participation		4.000	06/15/2023	A1	940,000	1,028,651
KY State Certificate of Participation		4.000	06/15/2024	A1	300,000	337,584
KY State Property & Building #109	**	5.000	10/01/2022	A1	1,000,000	1,088,510
Laurel County KY Justice Center		5.000	03/01/2023	A1	600,000	658,590
Lexington Fayette Urban County Government - Court Facilities		5.000	10/01/2024	A1	700,000	821,639
Lexington Fayette Urban County Government - Court Facilities		4.000	10/01/2030	A1	755,000	869,518
Livingston County KY Public Properties		5.000	08/01/2022	A1	500,000	539,725
Livingston County KY Public Properties		5.000	08/01/2024	A1	555,000	644,483
River City Parking Authority		5.000	12/01/2024	Aa3	340,000	402,897
Taylor County KY Public Courthouse		4.000	09/01/2027	A1	700,000	811,237
Warren County KY Justice Center Expansion Corporation	**	5.000	09/01/2023	A1	1,250,000	1,411,263

						8,614,097
TURNPIKES/TOLLROAD/HIGHWAY BONDS
9.30% of Net Assets
KY Asset Liability Commission Federal Highway		5.000	09/01/2024	A2	500,000	575,015
KY Asset Liability Commission Federal Highway		5.000	09/01/2026	A2	565,000	647,191
KY Asset Liability Project Notes		4.000	09/01/2023	A2	250,000	272,130
KY State Turnpike Authority Economic Development		5.000	07/01/2024	Aa3	1,175,000	1,354,246
KY State Turnpike Authority Economic Development		5.000	07/01/2026	Aa3	1,385,000	1,672,401

						4,520,983
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.50% of Net Assets
KY State Property & Building #116		5.000	10/01/2028	Aa3	500,000	634,940
University of Kentucky General Receipts		4.000	04/01/2028	Aa2	750,000	831,915
University of Louisville		5.000	03/01/2024	A1	350,000	397,198
University of Louisville	**	5.000	03/01/2024	A1	2,000,000	2,269,700

						4,133,753
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.02% of Net Assets
Lexington-Fayette Urban County Government		5.000	06/01/2024	A1	2,800,000	2,880,052
Warren County Hospital		5.000	04/01/2023	A+*	500,000	533,785

						3,413,837
MUNICIPAL UTILITY REVENUE BONDS
5.50% of Net Assets
Campbell & Kenton Counties Sanitation District #1		4.000	08/01/2031	Aa2	1,000,000	1,161,640
Frankfort Electric & Water		4.000	12/01/2023	AA*	440,000	488,950
KY Rural Water Finance Corporation		4.500	08/01/2021	A+*	100,000	100,281
Northern KY Water		5.000	02/01/2026	Aa2	815,000	922,352

						2,673,223

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
4.01% of Net Assets
KY State Property & Building #104	*	*	5.000%	11/01/2021	A2	$1,000,000	$1,046,890
KY State Property & Building #108			5.000	08/01/2022	A1	200,000	216,312
KY State Property & Building #112			5.000	11/01/2026	A1	555,000	686,502

							1,949,704
PREREFUNDED BONDS
2.44% of Net Assets
KY Infrastructure Authority Wastewater & Drinking Water			5.000	02/01/2025	Aaa	175,000	186,226
KY Turnpike Ecomonic Development Road Revenue	*	*	5.000	07/01/2024	Aa3	250,000	259,020
KY Turnpike Economic Development Road Revenue			5.000	07/01/2023	Aa3	600,000	650,034
KY Turnpike Economic Development Road Revenue			5.000	07/01/2024	Aa3	85,000	92,088

							1,187,368
AIRPORT REVENUE BONDS
1.25% of Net Assets
Kenton County Airport			5.000	01/01/2026	A1	500,000	606,085

Total Investments 98.02% of Net Assets							$47,659,942

(cost $45,399,190) (See (a) below for further explanation)

Other assets in excess of liabilities 1.98%							963,224

Net Assets 100%							$48,623,166

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Services
NR	Not Rated
**	Security is segregated

(a) Cost for federal income tax purposes is $45,399,190 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	2,270,634
Unrealized depreciation	(9,882)

Net unrealized appreciation	2,260,752

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.
Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2020

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2020.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	47,659,942
Level 3	Significant Unobservable Inputs	—

47,659,942

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds
September 30, 2020

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
26.87% of Net Assets
Jackson State University Educational Building		5.000%	03/01/2034	Aa2	$440,000	$508,875
Mississippi State University Educational Building		5.000	11/01/2032	Aa2	125,000	147,893
MS Development Bank Special Obligation Gulf Coast Community Project	**	4.000	12/01/2034	AA-*	300,000	342,132
MS Development Bank Special Obligation Itawamba Community College		4.000	10/01/2040	AA-*	350,000	408,685
MS Development Bank Special Obligation Northwest MS Community College		4.000	03/01/2039	AA-*	225,000	262,825
MS Development Bank Special Obligation Pearl River Community College		5.000	10/01/2033	AA-*	125,000	157,446
MS State University		4.000	08/01/2033	Aa2	140,000	162,757
MS State University Educational Building Corporation Revenue		5.000	08/01/2033	Aa2	225,000	279,284
MS State University Educational Building Corporation Revenue		4.000	08/01/2036	Aa2	250,000	286,958
University of Mississippi Educational Building Corporation		5.000	10/01/2031	Aa2	205,000	248,796
University Southern MS Educational Building Corporation		5.000	09/01/2033	Aa2	360,000	431,338

						3,236,989
PREREFUNDED BONDS
22.95% of Net Assets
MS Development Bank Desoto County Highway		5.000	01/01/2030	Aa3	100,000	110,807
MS Development Bank Special Obligation Canton		5.750	10/01/2031	A2	370,000	390,483
MS Development Bank Special Obligation Hinds College		5.000	04/01/2036	A2	250,000	256,065
MS Development Bank Special Obligation Jones County Rest Home		5.250	04/01/2028	A2	120,000	123,062
MS Development Bank Special Obligation Lowndes County		5.125	12/01/2027	AA*	135,000	136,133
MS Development Bank Special Obligation Marshall County		5.000	01/01/2028	Aa3	200,000	212,032
MS State Capital Improvement Projects		5.000	10/01/2029	Aa2	145,000	151,938
MS State Capital Improvement Projects		5.000	10/01/2036	Aa2	180,000	188,707
MS State University Educational Building Corporation Revenue		5.000	08/01/2036	Aa2	175,000	182,135
MS State University Educational Building Corporation Revenue	**	5.250	08/01/2038	Aa2	300,000	342,732
Southern Mississippi Educational Building Corporation		5.000	03/01/2038	Aa2	600,000	669,324

						2,763,418
MUNICIPAL UTILITY REVENUE BONDS
11.89% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer		4.750	12/01/2038	AA*	700,000	764,910
MS Development Bank Special Obligation Jackson Water & Sewer		6.875	12/01/2040	A3	150,000	174,912
MS Development Bank Special Obligation Meridian Water & Sewer		4.000	07/01/2036	AA*	215,000	256,282
MS Development Bank Special Obligation Tupelo		5.000	05/01/2033	Aa2	150,000	179,363
MS Development Bank Special Obligation West Jackson County Utility District		5.000	12/01/2033	A*	50,000	56,274

						1,431,741
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
7.47% of Net Assets
MS Development Bank Special Obligation Highway Construction		5.000	01/01/2025	Aa3	200,000	237,266
MS Development Bank Special Obligation Highway Construction		5.000	01/01/2029	Aa3	300,000	371,118
MS Development Bank Special Obligation Highway Construction		4.000	01/01/2030	Aa3	175,000	203,513
MS Development Bank Special Obligation Marshall County		5.000	01/01/2030	Aa3	75,000	87,119

						899,016
PUBLIC FACILITIES REVENUE BONDS
6.63% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	**	4.000	08/01/2033	AA*	300,000	343,200
MS Development Bank Special Obligation Brandon Public Improvement		5.000	11/01/2033	Aa3	150,000	171,051
MS Development Bank Special Obligation Brandon Public Improvement		4.000	08/01/2035	AA*	150,000	169,890
MS Development Bank Special Obligation Hinds County		4.000	11/01/2035	Aa3	100,000	114,430

						798,571
AD VALOREM PROPERTY BONDS
5.92% of Net Assets
MS Development Bank Special Obligation Hattiesburg Project		4.000	02/01/2040	Aa3	250,000	292,615
MS Development Bank Special Obligation Hinds County Schools		5.000	03/01/2043	Aa3	350,000	420,455

						713,070
SCHOOL IMPROVEMENT BONDS
5.03% of Net Assets
MS Development Bank Special Obligation Canton School District		5.000	12/01/2033	A1	100,000	117,890
MS Development Bank Special Obligation Jackson Schools		5.000	04/01/2028	A+*	225,000	246,897
MS Development Bank Special Obligation Rankin School District		4.000	06/01/2038	AA*	100,000	113,497
MS Development Bank Special Obligation Vicksburg Warren School District		5.500	03/01/2038	AA*	100,000	127,797

						606,081
REFUNDING BONDS
4.38% of Net Assets
MS State Refunding		5.000	10/01/2033	Aa2	150,000	188,405
MS State Refunding		4.000	10/01/2036	Aa2	290,000	339,074

						527,479
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.48% of Net Assets
Mississippi State Gaming Tax Revenue		5.000	10/15/2035	A3	125,000	140,725
Mississippi State Gaming Tax Revenue		5.000	10/15/2037	A+*	125,000	148,639
MS Development Bank Special Obligation Rankin County		5.000	08/01/2034	Aa1	100,000	129,436

						418,800
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.74% of Net Assets
Medical Center Educational Building Corporation MS Revenue		5.500	12/01/2023	Aa2	75,000	81,433
Medical Center Educational Building Corporation MS Revenue		5.000	06/01/2035	Aa2	100,000	127,884

						209,317

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds
September 30, 2020

Total Investments 96.36% of Net Assets	$11,604,482

(cost $10,909,286) (See (a) below for further explanation)

Other assets in excess of liabilities 3.64%	437,957

Net Assets 100%	$12,042,439

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Services

NR	Not Rated

**	Security is segregated

(a) Cost for federal income tax purposes is $10,909,128 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$703,425
Unrealized depreciation	(8,229)

Net unrealized appreciation	$695,196

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2020.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,604,482
Level 3	Significant Unobservable Inputs	—

$11,604,482

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
18.26% of Net Assets
Appalachian NC State University	4.000%	05/01/2033	A1	$500,000	$575,755
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,214,880
Iredell County NC Community College	5.000	04/01/2026	Aa1	225,000	225,653
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	325,933
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	329,567
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,054,610
NC State Capital Facilities Wake Forest	5.000	01/01/2048	Aa3	315,000	380,148
Scotland County NC	5.000	12/01/2033	A*	250,000	303,953
University of NC at Asheville	4.000	06/01/2036	A1	1,350,000	1,547,694
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	855,458
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	302,230
University of NC at Wilmington	4.000	10/01/2037	Aa3	750,000	887,250
University of NC Chapel Hill Hospitals	4.000	02/01/2037	Aa3	1,000,000	1,145,400
University of NC Chapel Hill Hospitals	4.000	02/01/2038	Aa3	400,000	456,520
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	675,182
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	287,633
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	286,213
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,122,640
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	3,067,400
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,681,770
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,015,317
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	865,883
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	575,365
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	520,383
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,208,401
University of NC Wilmington	4.000	04/01/2037	Aa3	385,000	452,498
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	474,607
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,607,728
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	627,413
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	547,435
University of North Carolina	5.000	10/01/2033	A3	30,000	30,101
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,211,920
Western Carolina University	5.000	10/01/2035	Aa3	1,000,000	1,237,090
Western Carolina University	5.000	10/01/2045	Aa3	825,000	949,905

					30,049,935
SCHOOL IMPROVEMENT BONDS
17.42% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa2	250,000	297,395
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa2	250,000	298,280
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	151,775
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	289,425
Cabarrus County NC	4.000	06/01/2034	Aa2	795,000	922,868
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,707,679
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa2	1,650,000	1,908,572
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	876,713
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,331,340
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	604,135
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	885,113
Duplin County NC Limited Obligation	5.000	04/01/2034	A2	865,000	1,014,351
Henderson County NC Limited Obligation	4.000	06/01/2033	Aa2	705,000	856,011
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	233,568
Henderson County NC Limited Obligation	4.000	06/01/2037	Aa2	1,275,000	1,515,427
Henderson County NC Limited Obligation	4.000	06/01/2038	Aa2	1,060,000	1,255,761
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	596,310
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	583,055
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	630,350
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	297,123
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	250,000	295,295
Rutherford County NC Limited Obligation	4.000	03/01/2037	A1	410,000	489,786
Rutherford County NC Limited Obligation	4.000	03/01/2039	A1	500,000	595,385
Rutherford County NC Limited Obligation	4.000	03/01/2040	A1	325,000	385,762
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,328,323
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	905,475
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,382,648
Surry County NC Limited Obligation	4.000	06/01/2034	Aa3	350,000	418,992
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	698,424
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	860,290
Wake County NC Limited Obligation	4.000	09/01/2037	Aa1	750,000	890,828
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,741,260
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	414,939

					28,662,658

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2020

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
13.73% of Net Assets
Charlotte NC Certificate of Participation		4.000%	12/01/2034	Aa1	$290,000	$326,236
Charlotte NC Certificate of Participation		4.000	06/01/2036	Aa2	1,000,000	1,187,310
Charlotte NC Certificate of Participation		4.000	06/01/2037	Aa2	3,000,000	3,548,640
Charlotte NC Certificate of Participation Convention Facility Project		4.000	06/01/2037	Aa2	500,000	591,440
Charlotte NC Certificate of Participation Convention Facility Project		4.000	06/01/2039	Aa2	1,000,000	1,167,970
Davidson County NC Limited Obligation		4.000	06/01/2037	Aa2	200,000	239,866
Davidson County NC Limited Obligation		4.000	06/01/2038	Aa2	240,000	286,193
Davidson County NC Limited Obligation		4.000	06/01/2040	Aa2	635,000	755,358
Durham Capital Financing Corporation		4.000	06/01/2036	Aa1	300,000	365,160
Durham Capital Financing Corporation		4.000	06/01/2037	Aa1	270,000	327,027
Durham Capital Financing Corporation		4.000	06/01/2038	Aa1	250,000	301,808
Durham NC Limited Obligation		4.000	04/01/2036	Aa1	1,000,000	1,169,810
Forsyth County NC Limited Tax		5.000	04/01/2031	Aa1	335,000	356,654
Harnett County NC Limited Obligation		4.000	10/01/2038	Aa3	1,055,000	1,236,587
Henderson County NC Limited Obligation		5.000	10/01/2030	Aa2	250,000	298,408
Henderson County NC Limited Obligation		5.000	10/01/2031	Aa2	500,000	594,665
Johnston County NC Limited Obligation		4.000	04/01/2035	Aa2	360,000	433,422
Johnston County NC Limited Obligation		4.000	04/01/2037	Aa2	975,000	1,167,231
Kannapolis NC Limited Obligation		5.000	04/01/2032	A1	500,000	565,535
Onslow County NC Limited Obligation		5.000	06/01/2032	Aa2	500,000	598,595
Orange County NC		4.000	10/01/2036	Aa1	375,000	449,486
Orange County NC		4.000	10/01/2037	Aa1	375,000	448,099
Orange County NC		4.000	10/01/2038	Aa1	275,000	327,594
Orange County NC		4.000	10/01/2038	Aa1	765,000	911,306
Orange County NC		4.000	10/01/2039	Aa1	200,000	236,600
Raleigh NC Limited Obligation		5.000	10/01/2034	Aa1	1,420,000	1,642,923
Randolph County NC Limited Obligation		4.000	10/01/2036	Aa3	250,000	297,813
Randolph County NC Limited Obligation		4.000	10/01/2037	Aa3	250,000	296,893
Randolph County NC Limited Obligation		4.000	10/01/2038	Aa3	670,000	793,226
Randolph County NC Limited Obligation		4.000	10/01/2039	Aa3	500,000	590,590
Thomasville NC Revenue		4.000	05/01/2036	Aa3	500,000	584,230
Wilmington NC Limited Obligation		4.000	06/01/2036	Aa1	230,000	279,266
Wilmington NC Limited Obligation		4.000	06/01/2037	Aa1	170,000	205,399

						22,581,340
PREREFUNDED BONDS
10.79% of Net Assets
Buncombe County NC Limited Obligation		5.000	06/01/2030	Aa1	250,000	269,990
Buncombe County NC Limited Obligation		5.000	06/01/2032	Aa1	250,000	269,990
Dare County NC Limited Obligation Refunding		5.000	06/01/2029	Aa3	100,000	108,013
Durham Capital Financing Corporation		4.000	06/01/2043	Aa1	1,000,000	1,101,120
Durham Capital Financing Corporation Limited Obligation		5.000	06/01/2034	Aa1	500,000	563,865
Jacksonville Public Facilities Corporation Limited Obligation		5.000	04/01/2031	Aa3	265,000	284,035
Jacksonville Public Facilities Corporation Limited Obligation		5.000	04/01/2032	Aa3	100,000	107,183
Johnston County NC Installment Financing Contract		5.000	10/15/2027	Aa2	570,000	571,146
Johnston County NC Limited Obligation		4.750	06/01/2033	Aa2	500,000	560,535
Nash County NC Limited Obligation	**	5.000	10/01/2030	Aa3	1,140,000	1,140,148
NC Eastern Municipal Power Agency		6.000	01/01/2025	AAA@	1,150,000	1,422,376
NC Eastern Municipal Power Agency		6.000	01/01/2026	AAA@	275,000	294,693
NC Municipal Power Agency #1 Catawba Electric Revenue		5.000	01/01/2030	A*	500,000	600,370
NC Municipal Power Agency #1 Catawba Electric Revenue		5.000	01/01/2031	A2	500,000	529,880
NC State Capital Facilities Duke University		5.000	10/01/2041	Aa1	2,000,000	2,467,520
NC State Medical Care Commission Duke University Health		5.000	06/01/2035	Aa2	500,000	540,065
NC State Medical Care Commission Health Care Facilities Vidant Health		5.000	06/01/2036	A2	1,000,000	1,079,260
NC State University at Raleigh		5.000	10/01/2042	Aa1	750,000	856,268
Orange County NC Public Facilities Company Limited Obligation		4.750	10/01/2032	Aa1	750,000	818,490
Raleigh NC Limited Obligation		5.000	10/01/2038	Aa1	500,000	571,655
University of NC Charlotte		5.000	04/01/2031	Aa3	750,000	803,873
University of NC Greensboro		5.000	04/01/2031	Aa3	500,000	536,075
University of NC Greensboro		5.000	04/01/2036	Aa3	500,000	536,075
Watauga NC Public Facilities Corporation Limited Obligation		5.000	06/01/2027	Aa3	750,000	809,445
Winston Salem NC Limited Obligation		5.000	06/01/2031	Aa1	800,000	901,952

						17,744,022
MUNICIPAL UTILITY REVENUE BONDS
10.61% of Net Assets
Brunswick County NC Enterprise System Revenue		5.000	04/01/2031	Aa3	500,000	585,675
Brunswick County NC Enterprise System Revenue		4.000	04/01/2039	Aa3	1,000,000	1,177,910
Buncombe County NC Metropolitan Sewer District		5.000	07/01/2039	Aaa	550,000	632,143
Cary NC Combined Enterprise System Revenue		4.000	12/01/2042	Aaa	750,000	865,410
Charlotte NC Storm Water Fee Revenue		3.000	12/01/2036	Aaa	250,000	281,475
Charlotte NC Storm Water Fee Revenue		3.000	12/01/2037	Aaa	250,000	280,478
Charlotte NC Water & Sewer System		4.000	07/01/2046	Aaa	500,000	597,980
Concord NC Utilities System Revenue		4.500	12/01/2034	Aa2	1,000,000	1,163,040
Fuquay-Varina NC Combined Utilities Revenue		5.000	04/01/2040	Aa2	1,000,000	1,182,460
Gastonia NC Combined Utilities System Revenue		5.000	05/01/2034	Aa2	570,000	666,923
Gastonia NC Combined Utilities System Revenue		5.000	05/01/2035	Aa2	250,000	291,778
Greensboro NC Enterprise System Revenue		4.000	06/01/2045	Aa1	1,965,000	2,347,035
High Point NC Combined Enterprise		5.000	11/01/2039	Aa2	750,000	875,715

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2020

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
Lincoln County NC Enterprise System Revenue		3.000%	08/01/2037	AA*	$245,000	$270,693
Lincoln County NC Enterprise System Revenue		3.000	08/01/2038	AA*	160,000	175,870
Martin County NC Limited Obligation Water and Sewer District		4.750	06/01/2034	A2	1,150,000	1,289,058
NC Municipal Power Agency #1 Catawba Electric Revenue		5.000	01/01/2032	A*	500,000	589,175
Sampson County NC Water & Sewer District		5.000	06/01/2037	A1	920,000	1,081,938
Union County NC Enterprise System Revenue		4.000	06/01/2038	Aa1	500,000	592,770
Union County NC Enterprise System Revenue		4.000	06/01/2044	Aa1	415,000	481,471
Wake County NC Industrial Facilities & Pollution Control Duke Energy		4.000	06/01/2041	Aa3	1,260,000	1,323,478
Wilmington NC Storm Water Revenue		5.000	06/01/2028	AA+*	115,000	115,429
Wilmington NC Storm Water Revenue		5.000	06/01/2035	Aa2	500,000	593,780

						17,461,684
REFUNDING BONDS
7.63% of Net Assets
Buncombe County NC Limited Obligation	**	5.000	06/01/2035	Aa1	1,000,000	1,180,020
Charlotte NC Certificate of Participation		5.000	06/01/2026	Aa1	1,455,000	1,460,645
Charlotte NC Certificate of Participation		5.000	06/01/2027	Aa1	775,000	777,961
Charlotte NC Certificate of Participation		5.000	06/01/2033	Aa1	840,000	932,518
Charlotte NC Certificate of Participation		5.000	06/01/2034	Aa1	750,000	886,140
Chatham County NC		5.000	11/01/2032	Aa2	825,000	993,242
Durham County NC		4.000	06/01/2036	Aaa	225,000	273,008
Monroe NC Limited Obligation		4.000	03/01/2033	Aa3	255,000	290,483
Monroe NC Limited Obligation	**	5.000	03/01/2039	Aa3	1,250,000	1,476,887
New Hanover County NC Limited Obligation		5.000	12/01/2027	Aa1	505,000	555,702
Pitt County NC Certificate ofParticipation		5.000	04/01/2027	Aa2	500,000	535,130
Rockingham County NC Limited Obligation		5.000	04/01/2027	Aa3	250,000	298,428
Rockingham County NC Limited Obligation		4.500	04/01/2032	Aa3	500,000	571,170
Sampson County NC Limited Obligation		4.000	09/01/2036	A1	1,000,000	1,146,020
Sampson County NC Limited Obligation		4.000	09/01/2037	A1	500,000	571,610
Thomasville NC Combined Enterprise System Revenue		4.750	05/01/2028	A1	435,000	461,383
Union County NC Limited Obligation Refunding		5.000	12/01/2024	Aa1	125,000	149,324

						12,559,671
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.50% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health		5.000	01/15/2036	Aa3	590,000	730,703
Charlotte Mecklenburg NC Hospital Healthcare System		5.000	01/15/2039	Aa3	1,500,000	1,605,855
Charlotte-Mecklenburg NC Hospital Authority		5.000	01/15/2033	Aa3	210,000	264,119
NC State Medical Care Commission		4.000	07/01/2039	A2	550,000	627,512
NC State Medical Care Commission Health Care Facilities RexHospital		5.000	07/01/2033	A2	750,000	856,260
NC State Medical Care Commission Health Care Facilities Vidant Health		5.000	06/01/2040	A2	1,385,000	1,594,010
NC State Medical Care Commission Health Care Facilities Wake Medical		5.000	10/01/2031	A2	1,000,000	1,071,680
NC State Medical Care Commission Health Care Facilities Wake Medical		5.000	10/01/2038	A2	200,000	212,574
NC State Medical Care Commission Rex Healthcare		4.000	07/01/2040	A2	750,000	853,020
NC State Medical Care Commission Wake Forest Baptist Hospital		5.000	12/01/2033	A2	1,000,000	1,067,980
New Hanover County NC HospitalRevenue New Hanover Regional Medical		5.000	10/01/2034	A1	1,500,000	1,810,095

						10,693,808
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
4.51% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee		5.000	03/01/2030	A2	200,000	234,310
NC State Limited Obligation Build NC Bonds		4.000	05/01/2034	Aa1	670,000	808,657
NC State Turnpike Authority		5.000	01/01/2036	AA*	500,000	611,875
NC State Turnpike Authority		5.000	01/01/2038	AA*	2,415,000	2,947,145
NC State Turnpike Authority Monroe Connector System		5.000	07/01/2029	Aa1	500,000	515,915
NC State Turnpike Authority Monroe Connector System		5.000	07/01/2031	Aa1	1,385,000	1,429,195
NC State Turnpike Authority Triangle Expressway		4.000	01/01/2039	Aa1	500,000	575,570
NC State Turnpike Authority Triangle Expressway		4.000	01/01/2036	Aa1	250,000	291,860

						7,414,527
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.52% of Net Assets
Buncombe County NC Limited Obligation		5.000	06/01/2033	Aa1	600,000	711,024
Buncombe County NC Limited Obligation		5.000	06/01/2034	Aa1	1,100,000	1,265,857
Buncombe County NC Limited Obligation		5.000	06/01/2034	Aa1	365,000	431,624
Charlotte NC Certificate of Participation		5.000	12/01/2029	Aa1	340,000	357,364
Johnston County NC Limited Obligation		3.000	04/01/2040	Aa2	650,000	704,243
Rocky Mount NC Special Obligation		4.500	05/01/2032	Aa3	1,500,000	1,758,690
Winston Salem NC Limited Obligation		4.500	06/01/2034	Aa1	500,000	559,625

						5,788,427
AIRPORT REVENUE BONDS
3.09% of Net Assets
Charlotte NC Douglas International Airport		5.000	07/01/2030	Aa3	1,095,000	1,255,045
Charlotte NC Douglas International Airport		5.000	07/01/2036	Aa3	250,000	301,708
Charlotte NC Douglas International Airport		4.000	07/01/2036	Aa3	500,000	561,515
Charlotte NC Douglas International Airport		5.000	07/01/2037	Aa3	700,000	842,800
Charlotte NC Douglas International Airport		5.000	07/01/2042	Aa3	1,325,000	1,574,881
Charlotte NC Douglas International Airport		4.000	07/01/2044	Aa3	480,000	542,722

						5,078,671

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
LEASE REVENUE BONDS 1.05% of Net Assets
Buncombe County NC Limited Obligation	5.000%	06/01/2032	Aa1	$1,500,000	$1,733,835

ESCROWED TO MATURITY BONDS
.60% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	979,800

AD VALOREM PROPERTY BONDS
.22% of Net Assets
Raleigh NC Limited Obligation	4.000	06/01/2034	Aa1	300,000	368,478

Total Investments 97.93% of Net Assets					$161,116,856

(cost $151,295,110) (See (a) below for further explanation)

Other assets in excess of liabilities 2.07%					3,399,192

Net Assets 100%					$164,516,048

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Securtiy is segregated

(a) Cost for federal income tax purposes is $151,295,110 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$9,938,261
Unrealized depreciation	(116,515)

Net unrealized appreciation	$9,821,746

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.
Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2020.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Pricesfi	$—
Level 2	Other Significant Observable Inputs	161,116,856
Level 3	Significant Unobservable Inputs	—

$161,116,856

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
24.02% of Net Assets
East Carolina University			5.000%	10/01/2027	Aa3	$250,000	$303,860
Pitt County NC Limited Obligation			5.000	04/01/2027	Aa2	495,000	623,893
University of NC Charlotte			5.000	10/01/2025	Aa3	110,000	133,516
University of NC Charlotte			5.000	04/01/2028	Aa3	250,000	295,375
University of NC Greensboro			5.000	04/01/2025	A+*	10,000	10,219
University of NC Greensboro			5.000	04/01/2026	Aa3	400,000	492,932
University of NC Wilmington			4.000	06/01/2029	A1	750,000	841,553
University of NC Wilmington Limited Obligation			4.000	06/01/2030	A1	200,000	222,695
Western Carolina University			5.000	10/01/2025	Aa3	225,000	273,101

							3,197,144
REFUNDING BONDS
17.78% of Net Assets
Bertie County Limited Obligation	*	*	4.000	06/01/2022	A2	200,000	212,418
Charlotte NC Certificate of Participation			4.000	06/01/2022	Aa1	125,000	132,934
Charlotte NC Certificate of Participation			5.000	06/01/2023	Aa1	25,000	28,193
Charlotte NC Certificate of Participation			4.000	06/01/2025	Aa1	100,000	109,661
Charlotte NC Certificate of Participation			5.000	12/01/2025	Aa2	100,000	122,305
Dare County NC Limited Obligation			5.000	06/01/2024	Aa3	335,000	361,669
Raleigh NC Limited Obligation Refunding			5.000	10/01/2023	Aa2	250,000	285,745
Rockingham County NC Limited Obligation	*	*	5.000	04/01/2023	Aa3	250,000	279,275
Rockingham County NC Limited Obligation			4.000	04/01/2024	Aa3	105,000	118,213
Sampson County NC Limited Obligation			5.000	12/01/2023	A1	165,000	188,767
Sampson County NC Limited Obligation			5.000	09/01/2025	A1	125,000	151,689
Sampson County NC Limited Obligation			5.000	09/01/2026	A1	210,000	262,269
Warren County NC Limited Obligation	*	*	5.000	06/01/2023	A1	100,000	112,088

							2,365,226
MUNICIPAL UTILITY REVENUE BONDS
14.86% of Net Assets
Brunswick County NC Enterprise System Revenue	*	*	5.000	04/01/2027	Aa3	250,000	298,180
Cary NC Combined Enterprise Systems			4.000	12/01/2028	Aaa	250,000	292,783
Columbus County NC Limited Obligation			5.000	06/01/2023	A1	355,000	397,506
Lincoln County NC Enterprise System Revenue			5.000	08/01/2029	AA*	100,000	134,648
Monroe NC Limited Obligation			5.000	03/01/2028	Aa3	95,000	116,686
Monroe NC Limited Obligation			5.000	03/01/2029	Aa3	195,000	237,309
NC Municipal Power Agency #1 Catawba Electric			5.000	01/01/2028	A*	125,000	159,393
NC Municipal Power Agency #1 Catawba Electric			5.000	01/01/2028	A*	125,000	149,884
Warren County NC Limited Obligation			5.000	06/01/2027	A1	160,000	190,738

							1,977,127
SCHOOL IMPROVEMENT BONDS
11.24% of Net Assets
Onslow County NC Limted Obligation			5.000	06/01/2023	Aa2	250,000	281,218
Randolph County NC Limited Obligation			5.000	10/01/2025	Aa3	250,000	305,792
Rutherford County NC Limited Obligation			5.000	03/01/2028	A1	75,000	96,710
Scotland County NC			5.000	12/01/2025	A*	270,000	327,159
Scotland County NC			5.000	12/01/2026	A*	250,000	308,670
Scotland County NC			5.000	12/01/2027	A*	140,000	176,439

							1,495,988
PUBLIC FACILITIES REVENUE BONDS
8.30% of Net Assets
Buncombe County NC Limited Obligation	**		5.000	06/01/2028	Aa1	500,000	597,830
Charlotte NC Certificate of Participation			4.000	12/01/2022	Aa1	170,000	177,541
Monroe NC Limited Obligation			5.000	04/01/2026	AA*	265,000	328,672

							1,104,043
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.18% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System			5.000	01/15/2028	Aa3	225,000	270,500
NC State Medical Care Commission Health Care Facilities			4.000	06/01/2024	A2	180,000	203,229
North Carolina State Medical Care Commission Vidant Health			5.000	06/01/2028	A2	180,000	214,853

							688,582
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.86% of Net Assets
NC State Grant Anticipation Revenue Vehicle			5.000	03/01/2029	A2	120,000	141,726
North Carolina State Anticipation Revenue Garvee			5.000	03/01/2029	A2	20,000	26,596
North Carolina Turnpike Authority			5.000	01/01/2029	A2	285,000	345,833

							514,155
PREREFUNDED BONDS
3.71% of Net Assets
Union County NC Enterprise System Revenue			4.000	12/01/2022	Aa1	100,000	104,448
University of NC Greensboro			5.000	04/01/2025	NR	90,000	92,183
Watauga NC Public Facillities Corporation Limited Obligation			5.000	06/01/2023	Aa3	275,000	296,940

							493,571
AD VALOREM PROPERTY BONDS
2.14% of Net Assets
Smithville Township NC	**		5.000	06/01/2024	Aa3	250,000	284,095

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
LEASE REVENUE BONDS
1.98% of Net Assets
Edgecombe County NC Limited Obligation	*	*	4.000%	06/01/2022	A2	$250,000	$263,195

ESCROWED TO MATURITY BONDS
1.77% of Net Assets
NC Eastern Municipal Power Agency			6.000	01/01/2022	A3	220,000	235,580

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.06% of Net Assets
Winston Salem NC Limited Obligation			5.000	06/01/2023	Aa1	125,000	141,074

Total Investments 95.90% of Net Assets							$12,759,780

(cost $11,970,035) (See (a) below for further explanation)
Other assets in excess of liabilities 4.10%							545,384

Net Assets 100%							$13,305,164

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

**	Securtiy is segregated

(a)	Cost for federal income tax purposes is $11,970,035 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	793,869
Unrealized depreciation	(4,124)

Net unrealized appreciation	789,745

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.
Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2020.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,759,780
Level 3	Significant Unobservable Inputs	—

12,759,780

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
September 30, 2020

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
35.42% of Net Assets
Bristol TN Electric Revenue			5.000%	09/01/2038	AA-*	$1,525,000	$1,694,931
Chattanooga TN Electric Revenue			5.000	09/01/2035	AA*	250,000	297,488
Chattanooga TN Electric Revenue			5.000	09/01/2040	AA*	2,325,000	2,742,152
Clarksville TN Electric System Revenue			4.000	09/01/2034	Aa2	500,000	581,505
Clarksville TN Water Sewer & Gas Revenue			4.000	02/01/2036	Aa2	1,475,000	1,719,098
Clarksville TN Water Sewer & Gas Revenue			4.000	02/01/2038	Aa2	820,000	949,544
Columbia TN Waterworks Revenue			5.000	12/01/2032	Aa3	885,000	927,639
Franklin TN Water & Sewer Revenue and Tax Authority			5.000	04/01/2024	Aaa	750,000	875,880
Franklin TN Water & Sewer System Revenue			4.000	02/01/2036	Aa3	250,000	285,688
Hallsdale-Powell TN Utility District Knox County Water & Sewer			4.000	04/01/2035	AA*	315,000	355,556
Hallsdale-Powell TN Utility District Knox County Water & Sewer			4.000	04/01/2038	AA*	1,000,000	1,118,660
Harpeth Valley TN Utilities District			5.000	09/01/2034	AA+*	500,000	580,240
Harpeth Valley TN Utilities District			5.000	09/01/2040	AA+*	1,000,000	1,077,240
Harpeth Valley Utilities			4.000	09/01/2045	AA+*	150,000	173,864
Harpeth Valley Utilities			4.000	09/01/2050	AA+*	250,000	287,790
Knox Chapman TN Utility District			4.500	01/01/2027	AA-*	1,000,000	1,091,380
Knox Chapman TN Utility District			5.000	01/01/2031	AA-*	250,000	291,530
Knox Chapman TN Utility District			5.000	01/01/2033	AA-*	250,000	292,100
Memphis TN Electric System Revenue			5.000	12/01/2031	Aa2	225,000	268,475
Memphis TN Gas System Revenue			4.000	12/01/2034	Aa1	775,000	895,172
Memphis TN Gas System Revenue			4.000	12/01/2036	Aa1	800,000	928,376
Memphis TN Gas System Revenue	*	*	4.000	12/01/2037	Aa1	1,310,000	1,515,408
Memphis TN Storm Water System Revenue			5.000	10/01/2038	Aa3	500,000	618,540
Metropolitan Government Nashville & Davidson County Electric			5.000	05/15/2036	AA*	500,000	571,405
Metropolitan Government Nashville & Davidson County Electric	*	*	5.000	05/15/2036	AA*	3,085,000	3,164,994
Metropolitan Government Nashville & Davidson County Electric			5.000	05/15/2039	AA*	500,000	569,680
Metropolitan Government Nashville & Davidson County Water & Sewer			5.000	07/01/2037	Aa2	250,000	307,250
Metropolitan Government Nashville & Davidson County Water & Sewer	*	*	5.000	07/01/2030	Aa2	3,250,000	3,651,213
Metropolitan Government Nashville & Davidson County Water & Sewer			5.000	07/01/2031	Aa2	500,000	560,700
Metropolitan Government Nashville & Davidson County Water & Sewer			5.000	07/01/2033	Aa2	575,000	642,120
Metropolitan Government Nashville & Davidson County Water & Sewer	*	*	5.000	07/01/2040	Aa2	2,265,000	2,511,020
Watauga River Regional Water Authority TN Waterworks			4.000	07/01/2037	A*	270,000	308,526
Williamson County Utilities			4.000	09/01/2041	AA*	500,000	587,560

							32,442,724
SCHOOL IMPROVEMENT BONDS
11.97% of Net Assets
Coffee County TN			4.000	06/01/2037	AA-*	500,000	589,680
Coffee County TN			4.000	06/01/2041	AA-*	620,000	723,602
Franklin TN Special School District			5.000	06/01/2039	Aa1	250,000	319,013
Johnson City TN			4.000	06/01/2036	Aa2	1,150,000	1,382,886
Montgomery County TN			4.000	04/01/2036	AA*	260,000	303,462
Montgomery County TN			4.000	04/01/2037	AA*	1,920,000	2,227,949
Rhea County TN	*	*	5.000	04/01/2029	A1	1,385,000	1,476,036
Shelby County TN			5.000	04/01/2037	Aa1	500,000	613,600
Wilson County TN			4.000	04/01/2039	AA+*	1,495,000	1,678,242
Wilson County TN 10th Special School District			4.000	04/01/2033	AA-*	655,000	770,784
Wilson County TN 10th Special School District			4.000	04/01/2037	AA-*	200,000	235,582
Wilson County TN 10th Special School District			4.000	04/01/2039	AA-*	550,000	646,426

							10,967,262
PUBLIC FACILITIES REVENUE BONDS
11.00% of Net Assets
Memphis Shelby County TN Industrial Development Board			5.000	11/01/2030	Aa3	1,250,000	1,528,787
Memphis TN Refunding General Improvement			5.000	04/01/2031	Aa2	800,000	922,128
Metropolitan Government Nashville & Davidson County Convention Center			5.000	07/01/2026	A1	630,000	632,142
Metropolitan Government Nashville & Davidson County Sports Authority			5.000	08/01/2031	Aa3	1,500,000	1,662,885
Metropolitan Government Nashville & Davidson County Sports Authority			5.000	08/01/2038	Aa3	755,000	830,968
Pigeon Forge Industrial Development Board			5.000	06/01/2027	AA*	1,400,000	1,442,420
Pigeon Forge Industrial Development Board	*	*	5.000	06/01/2029	AA*	2,120,000	2,181,332
Pigeon Forge Industrial Development Board			5.000	06/01/2034	AA*	850,000	873,664

							10,074,326
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.36% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue			5.000	09/01/2030	A+*	200,000	216,248
Shelby County TN Health Education & Housing Facilities Board Rhodes College			4.000	08/01/2040	A2	875,000	977,996
Shelby County TN Health Education & Housing Facilities Board Rhodes College			4.000	08/01/2036	A2	920,000	1,038,919
Shelby County TN Health Education & Housing Facilities Board Rhodes College			4.000	08/01/2037	A2	1,030,000	1,160,151
TN State School Bond Authority Higher Educational Facilities			5.000	11/01/2037	Aa1	700,000	809,088
TN State School Bond Authority Higher Educational Facilities			5.000	11/01/2040	Aa1	2,000,000	2,376,060
TN State School Bond Authority Higher Educational Facilities			5.000	11/01/2043	Aa1	1,000,000	1,080,420

							7,658,882

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
September 30, 2020

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.24% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000%	04/01/2035	Aa3		$625,000	$636,613
Memphis TN	4.000	06/01/2041	Aa2		1,120,000	1,255,430
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2		850,000	870,426
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2		1,470,000	1,722,664
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2		500,000	583,475
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2		500,000	587,160
TN State Series A	5.000	02/01/2036	Aaa		1,500,000	1,897,905

						7,553,673
PREREFUNDED BONDS
7.95% of Net Assets
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2		500,000	555,780
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2		1,000,000	1,111,560
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA	*	235,000	275,540
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	NR		40,000	40,171
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2		1,250,000	1,493,813
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2027	A1		750,000	805,613
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A2		500,000	519,865
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A2		650,000	737,516
Watauga River TN Regional Water Authority Waterworks	5.000	07/01/2034	A	*	500,000	540,680
West Wilson Utility District TN Waterworks	5.000	06/01/2033	NR		1,170,000	1,207,393

						7,287,931
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.04% of Net Assets
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3		2,500,000	2,930,800
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3		950,000	1,100,205
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1		1,535,000	1,826,158
Shelby County TN Health Education & Housing Facilities—LeBonheur	5.000	05/01/2035	A1		500,000	596,545

						6,453,708
REFUNDING BONDS
5.27% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2		1,000,000	1,197,950
Jackson TN Refunding	4.000	06/01/2037	AA	*	405,000	484,833
Memphis TN General Improvement	5.000	04/01/2034	Aa2		500,000	572,020
Memphis TN General Improvement	5.000	04/01/2039	Aa2		250,000	283,690
Memphis TN Refunding	5.000	04/01/2030	Aa2		1,000,000	1,154,930
Memphis TN Refunding	5.000	04/01/2033	Aa2		250,000	286,478
Memphis TN Refunding	5.000	04/01/2035	Aa2		250,000	285,453
Memphis TN Refunding	5.000	04/01/2040	Aa2		500,000	566,824

						4,832,178
AIRPORT REVENUE BONDS
2.78% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1		800,000	927,568
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1		250,000	289,118
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1		1,160,000	1,330,044

						2,546,730
INDUSTRIAL REVENUE BONDS
.96% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3		850,000	876,112

Total Investments 98.99% of Net Assets						$90,693,526

(cost $84,774,693) (See (a) below for further explanation)
Other assets in excess of liabilities 1.01%						926,736

Net Assets 100%						$91,620,262

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

**	Securtiy is segregated

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
September 30, 2020

(a)	Cost for federal income tax purposes is $84,774,693 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$5,919,474
Unrealized depreciation	(641)

Net unrealized appreciation	$5,918,833

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.
Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2020.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	90,693,526
Level 3	Significant Unobservable Inputs	—

$90,693,526

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
September 30, 2020

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
23.85% of Net Assets
Maryville TN		5.000%	06/01/2026	Aa3	$350,000	$437,706
Memphis TN General Improvement	**	5.000	11/01/2023	Aa2	350,000	401,545
Memphis-Shelby County TN Industrial Development Board		5.000	11/01/2027	Aa3	200,000	249,128
Metropolitan Government Nashville & Davidson County TN		5.000	07/01/2021	Aa2	75,000	75,192
Metropolitan Government Nashville & Davidson County TN		4.000	07/01/2023	Aa3	110,000	110,223
Metropolitan Government Nashville & Davidson County TN		4.000	07/01/2024	Aa4	80,000	85,185
Putnam County TN		4.000	04/01/2025	Aa2	100,000	115,952

						1,474,931
PUBLIC FACILITIES REVENUE BONDS
22.56% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility		4.000	02/01/2022	Aa3	220,000	231,271
Memphis-Shelby County TN Industrial Development Board		5.000	11/01/2024	Aa3	250,000	295,333
Metropolitan Government Nashville & Davidson County TN Sports Authority		5.000	07/01/2023	Aa3	125,000	140,946
Metropolitan Government Nashville & Davidson County TN Sports Authority		5.250	08/01/2024	Aa3	190,000	214,747
Metropolitan Government Nashville & Davidson County TN Sports Authority		5.250	08/01/2025	Aa3	195,000	220,046
Metropolitan Government Nashville & Davidson County TN Sports Authority		5.250	08/01/2026	Aa3	100,000	112,694
Pigeon Forge Industrial Development Board		5.000	06/01/2024	AA*	175,000	180,485

						1,395,522
MUNICIPAL UTILITY REVENUE BONDS
22.01% of Net Assets
Chattanooga TN Electric Revenue	**	5.000	09/01/2023	AA*	250,000	284,520
Erwin TN Utilities Authority Electric System		5.000	09/01/2026	A*	50,000	61,629
Hallsdale-Powell TN Utility District		4.000	04/01/2028	AA*	255,000	298,993
Maryville TN		4.000	06/01/2029	Aa3	250,000	291,535
Metropolitan Government Nashville & Davidson County TN Water & Sewer		5.000	07/01/2026	Aa2	100,000	113,052
Springfield TN		5.000	06/01/2027	Aa3	245,000	312,061

						1,361,790
SCHOOL IMPROVEMENT BONDS
13.82% of Net Assets
Bedford County TN		4.000	04/01/2027	AA*	250,000	293,278
Rhea County TN		4.000	04/01/2025	A1	250,000	263,008
White County TN		4.000	06/01/2027	AA-*	260,000	298,444

						854,730
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.40% of Net Assets
Franklin County TN Health & Educational Facilities Board		4.000	09/01/2024	A+*	135,000	144,310
Shelby County TN Health Educational & Housing Facilities Rhodes College		5.000	08/01/2022	A2	120,000	129,350
Shelby County TN Health Educational & Housing Facilities Rhodes College		4.000	08/01/2025	A2	100,000	114,791
Shelby County TN Health Educational & Housing Facilities Rhodes College		4.000	08/01/2027	A2	225,000	255,078

						643,529
PREREFUNDED BONDS
2.05% of Net Assets
Memphis TN Center City Revenue Finance Corporation		5.250	11/01/2025	Aa3	100,000	105,453
Metropolitan Government Nashville & Davidson County TN		4.000	07/01/2024	NR	20,000	21,318

						126,771
AIRPORT REVENUE BONDS
1.76% of Net Assets
Metropolitan Nashville Airport Authority		4.000	07/01/2023	A1	100,000	109,153

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
.65% of Net Assets
Selmer TN		4.000	06/01/2025	AA*	35,000	40,401

Total Investments 97.10% of Net Assets						$6,006,827

(cost $5,654,081) (See (a) below for further explanation)

Other assets in excess of liabilities 2.90%						179,528

Net Assets 100%						$6,186,355

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service NR Not Rated
**	Securtiy is segregated

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
September 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

(a) Cost for federal income tax purposes is $5,654,081 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$352,746
Unrealized depreciation	—

Net unrealized appreciation	$352,746

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes theinputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.
Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2020.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	6,006,827
Level 3	Significant Unobservable Inputs	—

$6,006,827

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies
September 30, 2020

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
65.95% of Net Assets
Federal Farm Credit Bank		5.050%	12/21/2021	Aaa	$370,000	$392,191
Federal Farm Credit Bank	**	5.250	05/10/2022	Aaa	2,000,000	2,163,402
Federal Farm Credit Bank	**	5.840	07/20/2022	Aaa	2,650,000	2,920,578
Federal Farm Credit Bank	**	5.250	10/25/2022	Aaa	1,500,000	1,656,939
Federal Farm Credit Bank		5.125	11/28/2022	Aaa	2,000,000	2,212,915
Federal Farm Credit Bank		2.375	08/01/2029	Aaa	1,000,000	1,131,115

						10,477,140
FEDERAL HOME LOAN BANK
28.64% of Net Assets
Federal Home Loan Bank		5.000	12/10/2021	Aaa	250,000	264,405
Federal Home Loan Bank		5.750	06/10/2022	Aaa	2,000,000	2,189,316
Federal Home Loan Bank		5.365	09/09/2024	Aaa	1,750,000	2,096,035

						4,549,756
FREDDIE MAC
3.12% of Net Assets
Federal Home Loan Mortage Corporation		1.400	07/28/2032	Aaa	500,000	495,655

Total Investments 97.71% of Net Assets						$15,522,551

(cost $14,585,198) (See (a) below for further explanation)

Other assets in excess of liabilities 2.29%						364,015

Net Assets 100%						$15,886,566

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service NR Not Rated

**	Securtiy is segregated

(a) Cost for federal income tax purposes is $14,585,198 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$941,199
Unrealized depreciation	(3,846)

Net unrealized appreciation	$937,353

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.
Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2020.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$15,522,551
Level 3	Significant Unobservable Inputs	—

$15,522,551

Securities held by the Intermediate Government Bond Series are valued using market quotations provided by an independent pricing service.

If market quotations are not readily available, the pricing service may provide an evaluated price determined by a matrix pricing method, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds
September 30, 2020

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
28.09% of Net Assets
Alexandria LA Utilities		3.087%	05/01/2043	AA*	$300,000	$325,908
Benton WA Public Water Authority		3.200	10/01/2044	AA*	200,000	209,412
Cleveland OH Water		3.205	01/01/2042	Aa2	250,000	263,838
Eagle River CO Water & Sanitation District		3.010	12/01/2042	AA*	325,000	333,395
Grant County WA Utility District		3.336	01/01/2041	Aa3	125,000	134,331
Lansing MI Board of Water & Light Utilities		3.525	07/01/2041	Aa3	300,000	318,207
Louisville & Jefferson County KY Metropolitan Sewer District		2.650	05/15/2044	Aa3	400,000	392,392
Metropolitan Government Nashville & Davidson County TN Recovery Zone		6.693	07/01/2041	Aa2	200,000	317,654
OK State Municipal Power Authority		6.310	01/01/2040	A2	95,000	136,527
Pasco WA Water & Sewer Revenue		3.272	12/01/2040	AA-*	245,000	262,074
Pigeon Forge TN Build America Recovery Zone		7.125	06/01/2040	AA*	300,000	375,662
Russellville AR Water & Sewer		2.816	07/01/2040	AA*	245,000	243,011
South Central CT Regional Water Authority		3.262	08/01/2044	Aa3	250,000	263,388
West Knox Utilities District Knox County TN Water and Sewer	**	6.900	06/01/2040	AA+*	400,000	437,984
Williamsport PA Municipal Water Authority Build America		6.100	01/01/2040	A2	60,000	60,492

						4,074,275
PREREFUNDED BONDS
17.97% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America		7.064	12/01/2040	AA*	425,000	429,641
Davie FL Water & Sewer Revenue Build America		6.849	10/01/2040	A1	40,000	40,007
FL State Utility Revenue		6.548	10/01/2040	A1	60,000	60,010
Grand Junction CO Certificate of Participation Build America		7.500	12/01/2030	AA-*	425,000	429,909
Heber UT Light & Power Build America		7.000	12/15/2030	A2	375,000	379,961
Pennington County SD Certificate of Participation Build America		7.200	06/01/2037	Aa1	750,000	757,928
Sarasota County FL Capital Improvement Revenue Build America		7.016	10/01/2040	AA+*	510,000	510,092

						2,607,548
PUBLIC FACILITIES REVENUE BONDS
13.41% of Net Assets
Decatur GA Urban Redevelopmen tAgency Revenue Build America		6.920	01/01/2038	Aa1	150,000	152,409
Evanston IL Taxable Corporate Purpose Bonds		4.250	12/01/2038	Aa2	275,000	306,557
Franklin County OH Convention Facilities Build America		6.540	12/01/2036	Aa2	155,000	230,222
Metropolitan Government Nashville & Davidson County TN		7.431	07/01/2043	A1	190,000	290,187
Montgomery AL Community Cooperative District		2.815	11/01/2049	Aa1	200,000	201,422
Pompano Beach FL Certificate of Participation		5.579	01/01/2040	A1	225,000	255,893
Rhode Island Convention Center		6.060	05/15/2035	Aa3	70,000	89,814
Tuscon AZ Certificate of Participation		4.831	07/01/2034	A1	130,000	161,476
Wilmington NC Limited Obligation		3.090	06/01/2040	Aa1	250,000	258,243

						1,946,223
SCHOOL IMPROVEMENT BONDS
11.83% of Net Assets
Armstrong School District PA Build America	**	7.000	03/15/2041	AA*	750,000	771,862
CO State Building Excellent Schools Today Certificate of Participation	**	7.017	03/15/2031	Aa2	400,000	411,504
Jefferson County TN Build America Bonds		6.625	06/01/2040	Aa3	250,000	280,528
Scotts Bluff County NE School District		2.519	12/01/2039	AA-*	250,000	252,215

						1,716,109
REFUNDING BONDS
6.65% of Net Assets
Bangor ME		2.546	07/15/2042	Aa2	250,000	252,675
Leeds AL		3.097	05/01/2048	AA*	300,000	311,169
Oxford AL		2.684	01/01/2045	Aa2	400,000	401,428

						965,272
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.78% of Net Assets
Mesa CO State College Auxiliary		5.800	05/15/2040	Aa2	170,000	245,623
Mesa State College CO Auxiliary Facilities Build America		6.746	05/15/2042	Aa2	100,000	159,929
Michigan State University Revenues		4.496	08/15/2048	Aa2	375,000	433,590

						839,142
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.89% of Net Assets
KY State Property & Buildings Build America	**	5.921	11/01/2030	A1	250,000	321,187
Leeds AL Taxable Warrants		4.125	05/01/2039	AA*	125,000	136,628
Scottsboro AL Build America Bonds		6.400	11/01/2040	A2	250,000	251,150

						708,965
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.62% of Net Assets
Midland County TX Hospital District		6.440	05/15/2039	Aa3	185,000	271,256
University NC Chapel Hill Hospital Revenue Build America		6.329	02/01/2031	Aa3	250,000	254,075

						525,331
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.04% of Net Assets
Washoe County NV Highway Revenue		7.969	02/01/2040	Aa3	280,000	441,411

STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.83% of Net Assets
TN Housing Development Agency		3.104	07/01/2040	Aa1	250,000	256,052
TN Housing Development Agency		3.254	01/01/2045	Aa1	150,000	154,191

						410,243

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds
September 30, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MARINA/PORT AUTHORITY REVENUE BONDS
2.15% of Net Assets
Miami Dade County FL Special Obligation	7.500%	04/01/2040	Aa3	$200,000	$312,390

AD VALOREM PROPERTY BONDS
1.84% of Net Assets
Parker CO Water & Sanitation District	3.062	08/01/2040	AA+*	250,000	267,135

AIRPORT REVENUE BONDS
.90% of Net Assets
Tri-Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	125,000	130,560

Total Investments 103.00% of Net Assets					$14,944,604

(cost $13,982,911) (See (a) below for further explanation)

Other liabilities in excess of assets -3.00%					(435,714)

Net Assets 100%					$14,508,890

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a) Cost for federal income tax purposes is $13,940,827 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	1,020,273
Unrealized depreciation	(16,496)

Net unrealized appreciation	$1,003,777

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2020.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	14,944,604
Level 3	Significant Unobservable Inputs	—

$14,944,604

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.